Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risks Management [Abstract]
Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates

The sensitivity of profit or loss to changes in the exchange rates arises mainly from CHF- and EUR-denominated financial instruments held at the end of the reported periods.

CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2021	+5%	(498)	(498)
	-5%	498	498
2020	+5%	(688)	(688)
	-5%	688	688
EUR positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2021	+5%	83	83
	-5%	(83)	(83)
2020	+5%	26	26
	-5%	(26)	(26)

Schedule of Sensitivity to Changes in Market Interest Rates

The below table shows sensitivity to changes in market interest rates for the Group’s debt instruments.

	Impact on loss before taxes
in USD ‘000	2021	2020
Interest rates - increase by 100 basis points	-	(14)
Interest rates - decrease by 100 basis points	-	-

Schedule of Reconciliation of Net Debt Position

A reconciliation of the net debt position is shown in the table below.

(in USD ’000)	Borrowings	Lease liabilities	Total liabilities from financing activities	Cash and cash equivalents	Total
Net debt as of December 31, 2019	(25,104)	(2,159)	(27,263)	69,370	42,107
Cash flows	2,206	722	2,928	(38,522)	(35,594)
Interest expense	(2,589)	(92)	(2,681)	-	(2,681)
Foreign exchange adjustments	-	(119)	(119)	335	216
Net debt as of December 31, 2020	(25,487)	(1,648)	(27,135)	31,183	4,048
Cash flows	2,728	744	3,472	22,986	26,458
Interest expense	(2,974)	(61)	(3,035)	-	(3,035)
Foreign exchange adjustments	-	39	39	565	604
Net debt as of December 31, 2021	(25,733)	(926)	(26,659)	54,734	28,075

Summary of Maturity Profile of Financial Liabilities

In addition, the maturity profile of the Group’s financial liabilities is presented in the table below.

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(7,716)	(7,716)	(7,716)	-	-
Borrowings	(25,733)	(39,824)	(2,992)	(36,832)	-
Lease liabilities	(926)	(955)	(712)	(243)	-
Total as of December 31, 2021	(34,375)	(48,495)	(11,420)	(37,075)	-

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(9,450)	(9,450)	(9,450)	-	-
Borrowings	(25,487)	(32,646)	(2,200)	(30,446)	-
Lease liabilities	(1,648)	(1,738)	(758)	(980)	-
Total as of December 31, 2020	(36,585)	(43,834)	(12,408)	(31,426)	-